Additional Information-Financial Statement Schedule 1 (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating income:
Income (loss) from operations	$ (24,371,950)	$ (34,857,479)	$ 4,961,237
Interest income	2,143,396	2,231,462	440,875
Other income, net	120,315	2,307,270
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)	(33,223,661)	4,430,609
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	91,198	3,909,408	942,264
Comprehensive income (loss) attributable to Mecox Lane Limited shareholders	(22,340,952)	(29,314,253)	5,372,873
MECOX LANE LIMITED
Operating income:
Royalty income from affiliates			4,745,895
General and administrative expense	(4,064,063)	(6,607,185)	(6,596,081)
Income (loss) from operations	(4,064,063)	(6,607,185)	(1,850,186)
Interest income	2,007	1,075,624	110,383
Other income, net	121,342	2,308,508
Equity in earnings (losses) of equity method investees	(18,491,436)	(30,000,608)	6,170,412
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)	(33,223,661)	4,430,609
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	91,198	3,909,408	942,264
Comprehensive income (loss) attributable to Mecox Lane Limited shareholders	$ (22,340,952)	$ (29,314,253)	$ 5,372,873